Leases - Schedule of Future Minimum Lease Receivables under Non-cancellable Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease receivables under non -cancelable leases	$ 2,875	$ 5,875
Up to one year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease receivables under non -cancelable leases	2,875	3,000
One to five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease receivables under non -cancelable leases	$ 0	$ 2,875